Corporate information (Details) kr / shares in Units, $ / shares in Units, € in Millions					1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 01, 2029	Jan. 01, 2021	Aug. 02, 2017 EUR (€)	Aug. 02, 2017 USD ($)	Nov. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2018 DKK (kr) subsidiary director item kr / shares	Dec. 31, 2017 DKK (kr) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) subsidiary director item	Dec. 31, 2017 USD ($) shares	Aug. 02, 2017 kr / shares	Dec. 31, 2014 Vote kr / shares shares	Dec. 31, 2014 Vote $ / shares shares
Notes To Consolidated Financial Statements [Line Items]
Number of subsidiaries | subsidiary								2			2
Share split ratio			10	10
Per share nominal value of an ordinary share | kr / shares								kr 0.01					kr 0.01	kr 0.01
Annulment of ordinary shares (as a percent)			80.00%	80.00%	80.00%			80.00%
Shareholder distribution (Capital Reduction)			€ 917.7	$ 1,100,000,000	$ 32,200,000					$ 1,093,927,000
Milligrams of DMF | item								480
Duration of appeal process								3 years
Number of votes per share | Vote														1	1
ADS
Notes To Consolidated Financial Statements [Line Items]
Number of share per ADS | shares									2			2
IPO
Notes To Consolidated Financial Statements [Line Items]
Gross proceeds from issuance of shares | $							$ 235,200,000
Underwriting commission percentage							7.00%
IPO | ADS
Notes To Consolidated Financial Statements [Line Items]
Per share nominal value of an ordinary share | (per share)														kr 0.10	$ 21.00
Number of shares issued | shares														11,200,000	11,200,000
FWP IP
Notes To Consolidated Financial Statements [Line Items]
Capital commitments								kr 100,000			$ 15,000
Aditech
Notes To Consolidated Financial Statements [Line Items]
Obligation payable | $											$ 25,000,000
Biogen
Notes To Consolidated Financial Statements [Line Items]
Non-refundable fee | $						$ 1,250,000,000
Foundation
Notes To Consolidated Financial Statements [Line Items]
Group contribution as initial capitalization of the Foundation									kr 5,000,000	$ 805,000
Biogen
Notes To Consolidated Financial Statements [Line Items]
Subsidiaries who entered into an agreement | subsidiary								2			2
HoldCo | FWP IP
Notes To Consolidated Financial Statements [Line Items]
Consideration for capital stock									kr 336,000			$ 54,000
Foundation
Notes To Consolidated Financial Statements [Line Items]
Number of board members | item								3			3
Number of independent directors | director								1			1
Number of directors | director								1			1
Foundation | Biogen
Notes To Consolidated Financial Statements [Line Items]
Number of company appointed directors | director								1			1
Forecast | Exclusive license | Biogen | Interference Proceeding
Notes To Consolidated Financial Statements [Line Items]
Royalty percentage	20.00%	10.00%